FlowStone Opportunity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Investment Funds	Geographic Region	Redemptions Permitted *	Redemption Notice Period*	Investment Strategy	Cost	Fair Value	% of Shareholders' Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	NA	NA	Leveraged Buyout	$48,904	$99,959	0.09%	3/3/2020
Liquid Stock I, L.P.(a)(b)	North America	NA	NA	Private Equity Fund	2,248,108	2,649,790	2.56%	8/30/2019
New Mountain Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	17,953	(15,000)	-0.01%	4/8/2020
Total Primary Investments (Cost $2,314,965) (2.64%)**						2,734,749

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	NA	NA	Private Credit	6,772,625	6,883,831	6.63%	10/31/2019
Ampersand CF Limited Partnership - Class A (a)(b)	North America	NA	NA	Leveraged Buyout	2,108,870	2,172,136	2.09%	10/29/2020
Ampersand CF Limited Partnership - Class B (a)(b)	North America	NA	NA	Leveraged Buyout	3,760,000	3,872,800	3.74%	10/29/2020
Ampersand 2006, L.P.(a)(b)(c)	North America	NA	NA	Venture	-	48,162	0.05%	12/31/2019
BC European Capital IX, L.P.(a)(b)	Guernsey	NA	NA	Leveraged Buyout	11,309,115	18,446,160	17.79%	12/31/2020
Canaan VII, L.P.(a)(b)	North America	NA	NA	Venture	432,808	1,006,235	0.97%	12/31/2019
Catterton Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	936,990	1,460,155	1.41%	12/31/2019
Crosslink Ventures V, L.P.(a)(b)	North America	NA	NA	Venture	468,540	590,824	0.57%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	286,224	328,660	0.32%	12/31/2019
DFJ Growth 2006 Continuation, L.P. (a)(b)	North America	NA	NA	Leveraged Buyout	1,916,951	3,065,206	2.96%	12/31/2019
Emerald Partners V, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	6,272	18,000	0.02%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	NA	NA	Venture	287,373	275,482	0.27%	12/31/2019
Fin Venture Capital I, L.P. (a)(b)	North America	NA	NA	Venture	2,065,032	3,590,559	3.46%	6/30/2020
Francisco Partners III, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	386,438	3,965,303	3.82%	12/31/2020
Institutional Venture Partners XII, L.P.(a)(b)	North America	NA	NA	Venture	342,941	99,153	0.10%	12/31/2019
JK&B Capital V, L.P.(a)(b)(c)	North America	NA	NA	Venture	148,521	198,795	0.19%	12/31/2019
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	1,536,827	3,090,960	2.98%	12/31/2020
MDV IX, L.P.(a)(b)	North America	NA	NA	Venture	790,291	2,378,606	2.29%	12/31/2020
Morgenthaler Venture Partners IX, LP(a)(b)	North America	NA	NA	Venture	895,040	2,370,085	2.29%	12/31/2020
Parthenon Investors III, L.P.(b)	North America	NA	NA	Leveraged Buyout	897,613	3,684,286	3.55%	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	1,865,426	4,023,762	3.88%	12/31/2019
Redpoint Ventures IV, L.P.(a)(b)	North America	NA	NA	Venture	3,087,122	2,453,213	2.37%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	NA	NA	Venture	908,144	990,821	0.96%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	1,400,000	1,907,053	1.84%	12/31/2020
Tudor Ventures III, L.P.(a)(b)	North America	NA	NA	Venture	83,402	121,664	0.12%	12/31/2019
Versant Venture Capital IV, L.P.(a)(b)	North America	NA	NA	Venture	6,499,320	5,171,856	4.99%	12/31/2020
Total Secondary Investments (Cost $49,191,885) (69.66%)**						72,213,767
Total Investment Funds (Cost $51,506,850) (72.30%)**						$74,948,516

Short-Term Investment (30.24%)**
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio (Shares 31,353,649), 0.01% (d)						$31,353,649
Total Money Market Fund (Cost $31,353,649) (30.24%)**						$31,353,649

Total Investments (Cost $82,860,499) (102.54%)**						$106,302,165
Liabilities less other assets (-2.54%)**						(2,629,946)
Shareholders' Capital - 100.00%**						$103,672,219

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Certain Portfolio Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
**	As a percentage of total shareholders' capital.
(a)	Non-income producing.
(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.
(c)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.